Organization and Principal Activities (Details) - Schedule of Consolidated Financial Statements Reflect the Activities	12 Months Ended
Mar. 31, 2024
China EZGO Group Ltd. (formerly known as Hong Kong JKC Group Co., Ltd., “EZGO HK”) [Member]
Subsidiaries
Date of Incorporation / acquisition	Feb. 13, 2019
Place of incorporation	Hong Kong (“HK”)
Principal Activities	Investment holding company
China EZGO Group Ltd. (formerly known as Hong Kong JKC Group Co., Ltd., “EZGO HK”) [Member] | Ownership [Member]
Subsidiaries
Percentage of effective ownership	100.00%
Changzhou Langyi Electronic Technologies Co., Ltd. [Member]
Subsidiaries
Date of Incorporation / acquisition	Aug. 06, 2021
Place of incorporation	PRC
Principal Activities	Investment holding company
Changzhou Langyi Electronic Technologies Co., Ltd. [Member] | Ownership [Member]
Subsidiaries
Percentage of effective ownership	100.00%
EZGO Technologies Group Co., Ltd. [Member]
Subsidiaries
Date of Incorporation / acquisition	Jun. 12, 2019
Place of incorporation	PRC
Principal Activities	Investment holding company
EZGO Technologies Group Co., Ltd. [Member] | Ownership [Member]
Subsidiaries
Percentage of effective ownership	100.00%
Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“Jiangsu Supply Chain”) [Member]
Subsidiaries
Date of Incorporation / acquisition	Dec. 10, 2021
Place of incorporation	PRC
Principal Activities	Distribution and trade of battery packs
Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“Jiangsu Supply Chain”) [Member] | Ownership [Member]
Subsidiaries
Percentage of effective ownership	60.00%
Jiangsu EZGO New Energy Technologies Co., Ltd. (“Jiangsu New Energy”) [Member]
Subsidiaries
Date of Incorporation / acquisition	Jul. 14, 2022
Place of incorporation	PRC
Principal Activities	Distribution and trade of battery packs
Jiangsu EZGO New Energy Technologies Co., Ltd. (“Jiangsu New Energy”) [Member] | Ownership [Member]
Subsidiaries
Percentage of effective ownership	100.00%
Sichuan EZGO Energy Technologies Co., Ltd. (“Sichuan EZGO”) [Member]
Subsidiaries
Date of Incorporation / acquisition	May 09, 2022
Place of incorporation	PRC
Principal Activities	Distribution and trade of lead-acid batteries
Sichuan EZGO Energy Technologies Co., Ltd. (“Sichuan EZGO”) [Member] | Ownership [Member]
Subsidiaries
Percentage of effective ownership	100.00%
Tianjin EZGO Electric Technologies Co., Ltd. (“Tianjin EZGO”) [Member]
Subsidiaries
Date of Incorporation / acquisition	Jul. 13, 2022
Place of incorporation	PRC
Principal Activities	Production and sales of e-bicycles
Tianjin EZGO Electric Technologies Co., Ltd. (“Tianjin EZGO”) [Member] | Ownership [Member]
Subsidiaries
Percentage of effective ownership	100.00%
Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”) [Member]
Subsidiaries
Date of Incorporation / acquisition	Jul. 14, 2022
Place of incorporation	PRC
Principal Activities	Development, operation and maintenance of software related to e-bicycle and battery rental services
Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”) [Member] | Ownership [Member]
Subsidiaries
Percentage of effective ownership	100.00%
Changzhou Sixun Technology Co., Ltd. (“Changzhou Sixun”) [Member]
Subsidiaries
Date of Incorporation / acquisition	Jan. 25, 2023
Place of incorporation	PRC
Principal Activities	Investment holding company
Changzhou Sixun Technology Co., Ltd. (“Changzhou Sixun”) [Member] | Ownership [Member]
Subsidiaries
Percentage of effective ownership	100.00%
Changzhou Higgs Intelligent Technology Co., Ltd. (“Changzhou Higgs”) [Member]
Subsidiaries
Date of Incorporation / acquisition	Jan. 25, 2023
Place of incorporation	PRC
Principal Activities	Industrial automatic control device and system manufacturing
Changzhou Higgs Intelligent Technology Co., Ltd. (“Changzhou Higgs”) [Member] | Ownership [Member]
Subsidiaries
Percentage of effective ownership	60.00%
Changzhou Zhuyun Technology Co., Ltd. (“Changzhou Zhuyun”) [Member]
Subsidiaries
Date of Incorporation / acquisition	Mar. 02, 2023
Place of incorporation	PRC
Principal Activities	Equipment maintenance and repairment
Changzhou Zhuyun Technology Co., Ltd. (“Changzhou Zhuyun”) [Member] | Ownership [Member]
Subsidiaries
Percentage of effective ownership	60.00%
Jiangsu EZGO Electronic Technologies Co., Ltd. (formerly known as Jiangsu Baozhe Electric Technologies, Co., Ltd. “Jiangsu EZGO”) [Member]
Subsidiaries
Date of Incorporation / acquisition	Jul. 30, 2019
Place of incorporation	PRC
Principal Activities	Investment holding company
Jiangsu EZGO Electronic Technologies Co., Ltd. (formerly known as Jiangsu Baozhe Electric Technologies, Co., Ltd. “Jiangsu EZGO”) [Member] | Ownership [Member]
Subsidiaries
Percentage of effective ownership	VIE
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”) [Member]
Subsidiaries
Date of Incorporation / acquisition	May 05, 2014
Place of incorporation	PRC
Principal Activities	Sales of battery packs, battery cells, and e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”) [Member] | Ownership [Member]
Subsidiaries
Percentage of effective ownership	80.87%
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”) [Member]
Subsidiaries
Date of Incorporation / acquisition	Aug. 21, 2018
Place of incorporation	PRC
Principal Activities	Development, operation and maintenance of software related to e-bicycle and battery rental services
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”) [Member] | Ownership [Member]
Subsidiaries
Percentage of effective ownership	100.00%
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”) [Member]
Subsidiaries
Date of Incorporation / acquisition	May 07, 2018
Place of incorporation	PRC
Principal Activities	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”) [Member] | Ownership [Member]
Subsidiaries
Percentage of effective ownership	51.00%
Hangzhou Rongyi Electric Technology Partnership (“Hangzhou Rongyi”) [Member]
Subsidiaries
Date of Incorporation / acquisition	Sep. 18, 2023
Place of incorporation	PRC
Principal Activities	Holding company
Hangzhou Rongyi Electric Technology Partnership (“Hangzhou Rongyi”) [Member] | Ownership [Member]
Subsidiaries
Percentage of effective ownership	99.00%